Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 1,771,761	$ 904,052
Provision for credit losses	433,867	981,811
Recovery	(7,061)
Write off		(22,290)
Foreign exchange translation	(51,888)	(91,812)
Ending balance	$ 2,146,679	$ 1,771,761